Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Brazil - 15.7%
Ambev SA - ADR	775,312	$1,434,327
BRF SA	194,370	728,715
CPFL Energia SA	183,206	1,075,903
Gerdau SA - ADR	188,794	549,391
JBS SA	272,900	1,668,953
Klabin SA	204,710	792,702
Lojas Renner SA	131,827	308,585
Petroleo Brasileiro SA - ADR	135,703	1,750,569
PRIO SA (a)	101,370	711,180
Telefonica Brasil SA	182,205	1,615,013
TIM SA	476,401	1,268,435
TOTVS SA	27,370	159,704
Vale SA - ADR	187,283	1,739,859
		13,803,336

Cayman Islands - 2.1%
Baidu, Inc. - ADR (a)	20,158	1,826,315

Chile - 2.0%
Cencosud SA	333,370	849,654
Latam Airlines Group SA (a)	58,261,185	882,619
		1,732,273

China - 23.1%
BAIC Motor Corp. Ltd. - Class H (b)	5,217,142	1,466,336
China Coal Energy Co. Ltd. - Class H	1,401,305	1,607,781
China Hongqiao Group Ltd.	1,157,889	1,928,849
China Literature Ltd. (a)(b)	76,372	255,818
Hisense Home Appliances Group Co. Ltd.	249,959	866,142
JD Health International, Inc. (a)(b)	193,047	794,050
JD Logistics, Inc. (a)(b)	778,235	1,332,365
JD.com, Inc. - ADR	48,421	1,971,703
Kingsoft Corp. Ltd.	83,682	419,919
Li Auto, Inc. - ADR (a)(c)	78,687	1,842,850
Li Ning Co. Ltd.	214,272	440,539
Midea Group Co. Ltd. (a)	190,970	1,835,708
NetEase, Inc.	95,988	1,983,350
New Oriental Education & Technology Group, Inc.	107,229	520,876
Sinotruk Hong Kong Ltd.	461,868	1,342,588
Yangzijiang Shipbuilding Holdings Ltd.	745,557	1,673,252
		20,282,126

Czech Republic - 2.2%
CEZ AS	44,372	1,944,481

Greece - 1.1%
Hellenic Telecommunications Organization SA	28,889	437,553
OPAP SA	29,819	512,270
		949,823

Hong Kong - 1.9%
Bosideng International Holdings Ltd.	1,439,072	692,581
China Medical System Holdings Ltd.	161,400	145,411
Kunlun Energy Co. Ltd.	904,455	864,768
		1,702,760

Indonesia - 5.2%
Alamtri Resources Indonesia Tbk PT	6,526,009	932,859
Astra International Tbk PT	3,559,390	1,048,164
Indofood Sukses Makmur Tbk PT	1,577,242	759,592
Telekom Indonesia Persero Tbk PT	8,970,384	1,463,878
United Tractors Tbk PT	212,257	323,920
		4,528,413

Malaysia - 3.2%
Petronas Chemicals Group Bhd	274,750	286,615
Press Metal Aluminium Holdings Bhd	334,820	367,307
Telekom Malaysia Bhd	305,182	451,868
Tenaga Nasional Bhd	574,065	1,751,494
		2,857,284

Mexico - 7.9%
America Movil SAB de CV (a)	2,356,044	1,654,302
Arca Continental SAB de CV	96,698	880,931
Coca-Cola Femsa SAB de CV - ADR	9,620	755,074
Gruma SAB de CV - Class B	28,107	485,029
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,346	643,906
Grupo Mexico SAB de CV - Class B	348,257	1,699,942
Industrias Penoles SAB de CV (a)	32,235	457,142
Kimberly-Clark de Mexico SAB de CV - Class A	258,436	385,247
		6,961,573

Russia - 0.0%(d)
Alrosa PJSC (e)	91,900	0
Inter RAO UES PJSC (e)	1,901,988	0
LUKOIL PJSC - ADR(a)(e)	2,652	0
Magnit PJSC (e)	1,958	0
Magnitogorsk Iron & Steel Works PJSC - GDR (a)(e)	2,458	0
Magnitogorsk Iron & Steel Works PJSC (e)	106,418	0
Severstal PAO - GDR (a)(e)	2,129	0
Severstal PAO (e)	9,320	0
Surgutneftegas PAO (e)	477,461	0
TATNEFT PJSC ADS (REPR 6 ORD RUB0.1) (a)(e)	3,600	0
		0

South Africa - 4.1%
Exxaro Resources Ltd.	56,071	526,181
Foschini Group Ltd.	26,464	201,329
Harmony Gold Mining Co. Ltd. - ADR	36,274	408,808
Kumba Iron Ore Ltd.	48,783	1,014,775
Mr Price Group Ltd.	17,551	234,530
Sasol Ltd.	62,297	288,435
Vodacom Group Ltd.	158,177	930,224
		3,604,282

Taiwan - 13.3%
Catcher Technology Co. Ltd.	32,563	197,997
Cheng Shin Rubber Industry Co. Ltd.	271,260	411,515
Chicony Electronics Co. Ltd.	40,342	188,595
China Airlines Ltd.	705,112	560,160
Compal Electronics, Inc.	505,141	565,675
Eva Airways Corp.	447,145	651,699
Evergreen Marine Corp. Taiwan Ltd.	139,980	874,661
Foxconn Technology Co. Ltd.	42,660	101,931
MediaTek, Inc.	43,569	1,950,274
Novatek Microelectronics Corp.	29,749	476,304
Pegatron Corp.	439,718	1,299,216
Powertech Technology, Inc.	81,530	291,463
Realtek Semiconductor Corp.	31,580	522,988
Synnex Technology International Corp.	103,181	224,471
Teco Electric and Machinery Co. Ltd.	105,100	172,127
Uni-President Enterprises Corp.	407,568	976,330
Wan Hai Lines Ltd.	169,830	394,893
Yageo Corp.	30,850	506,186
Yang Ming Marine Transport Corp.	627,790	1,300,543
		11,667,028

Thailand - 6.7%
Advanced Info Service PCL	150,447	1,268,803
Global Power Synergy PCL	245,863	224,508
PTT Exploration & Production PCL	467,627	1,770,525
PTT PCL	1,856,214	1,736,325
True Corp. PCL (a)	2,453,354	852,390
		5,852,551

Turkey - 5.9%
AG Anadolu Grubu Holding AS	39,405	330,617
BIM Birlesik Magazalar AS	27,928	428,520
Migros Ticaret AS	28,038	457,585
MLP Saglik Hizmetleri AS (a)(b)	8,155	89,182
Oyak Cimento Fabrikalari AS (a)	361,680	244,784
Turk Hava Yollari AO (a)	203,372	1,798,535
Turkcell Iletisim Hizmetleri AS	204,775	617,548
Turkiye Petrol Rafinerileri AS	310,759	1,224,128
		5,190,899

United Arab Emirates - 2.8%
Dubai Electricity & Water Authority PJSC	2,109,430	1,470,206
Fertiglobe PLC	641,810	433,343
Pure Health Holding PJSC (a)	598,500	573,562
		2,477,111
TOTAL COMMON STOCKS (Cost $83,744,014)		85,380,255

PREFERRED STOCKS - 2.5%
Brazil - 2.5%
Centrais Eletricas Brasileiras SA	110,410	751,552
Cia Energetica de Minas Gerais	450,047	849,414
Companhia Paranaense de Energia	354,680	588,701
TOTAL PREFERRED STOCKS (Cost $2,134,612)		2,189,667

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (f)	998,910	998,910
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $998,910)		998,910

TOTAL INVESTMENTS - 100.9% (Cost $86,877,536)		88,568,832
Liabilities in Excess of Other Assets - (0.9)%		(789,338)
TOTAL NET ASSETS - 100.0%		$87,779,494
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $3,937,751 or 4.5% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $945,231 which represented 1.1% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Emerging Markets Cash Cows 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$85,380,255	$–	$–	(a)	$85,380,255
Preferred Stocks	2,189,667	–	–		2,189,667
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		998,910
Total Investments	$87,569,922	$–	$–	(a)	$88,568,832

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $998,910 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ECOW(a)	Balance as of 04/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Common Stocks	$0	-	-	-	-	$ -	$ -	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

ECOW	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Market comparable companies	Discount for lack of marketability	$0

(a) Table presents information for ten securities, which due to the Russian foreign exchange restrictions are not actively trading.